Fresh-Start Accounting	6 Months Ended
Jun. 30, 2016
Text Block [Abstract]
Fresh-Start Accounting

3. Fresh-Start Accounting

Upon our emergence from bankruptcy, we adopted fresh-start accounting in accordance with ASC 852. We qualified for fresh-start accounting because (i) the reorganization value of our assets immediately prior to the confirmation was less than the post-petition liabilities and allowed claims and (ii) the holders of existing voting shares of the Predecessor company received less than 50% of the voting shares of the post-emergence Successor entity.

Reorganization Value: Reorganization value represents the fair value of the Successor’s total assets and is intended to approximate the amount a willing buyer would pay for the assets immediately after restructuring. Under fresh-start accounting, we allocated the reorganization value to our individual assets based on their estimated fair values.

Our reorganization value is derived from an estimate of enterprise value. Enterprise value represents the estimated fair value of an entity’s long term debt and shareholders’ equity. The estimated enterprise value of the Company of approximately $954.2 million represents management’s best estimate of fair value on the Effective Date and the value contemplated by the Bankruptcy Court in confirmation of the Reorganization Plan after extensive negotiations among the Company and its creditors. The estimated enterprise value, after adding cash plus the estimated fair values of all of the Company’s non-debt liabilities, is intended to approximate the reorganization value. A reconciliation of the reorganization value is provided in the table below:

(in thousands)
Enterprise value	$954,242
Plus: Cash, cash equivalents and restricted cash	250,046
Plus: Working capital surplus	712
Plus: Current liabilities	80,284

Reorganization value of Successor assets	$1,285,284

Reorganization value and enterprise value were estimated using numerous projections and assumptions that are inherently subject to significant uncertainties and resolution of contingencies that are beyond our control. Accordingly, the estimates set forth herein are not necessarily indicative of actual outcomes, and there can be no assurance that the estimates, projections or assumption will be realized.

In order to estimate the enterprise value of the Company, we used a discounted cash flow methodology. The discounted cash flow analysis estimates the value of a business by calculating the present value of expected future unlevered after-tax free cash flows to be generated by such business. This analysis is supported through a comparison of indicated values resulting from the use of other valuation techniques including: (i) a comparison of financial multiples implied by the estimated enterprise value to a range of multiples of publicly held companies with similar characteristics, and (ii) an analysis of comparable valuations indicated by precedent mergers or acquisitions of such companies.

The financial projections used to estimate the expected future unlevered after-tax free cash flows were based on our 5-year forecast. The projections were prepared by management and are based on a number of es timates including various assumptions regarding the anticipated future performance of the Company, industry performance, general business and economic conditions and other matters, many of which are beyond our control. The discounted cash flow method also includes assumptions of the weighted average cost of capital (the “Discount Rate”) as well as an estimate of a residual growth rate used to determine the enterprise value represented by the time period beyond the 5-year plan. The Discount Rate was calculat ed using the capital asset pricing model and resulted in a Discount Rate of 1 5.2%. The estimated residual growth rate was developed considering the long-term economic outlook of the industry and geographical regions that the Company operates in and resulte d in an estimated rate of 2.0%.

Consolidated Balance Sheet: The adjustments set forth in the following condensed consolidated balance sheet reflect the effect of the consummation of the transactions contemplated by the Reorganization Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh—start accounting (reflected in the column “Fresh—Start Adjustments”). The explanatory notes highlight methods used to determine fair values or othe r amounts of the assets and liabilities as well as significant assumptions or inputs.

	Predecessor Company February 10, 2016	Reorganization Adjustments		Fresh-Start Adjustments		Successor Company February 10, 2016
(in thousands, except share and par value information)
ASSETS
Current assets
Cash and cash equivalents	$182,171	$66,875	(a)	$—		$249,046
Trade receivables	74,297	—		—		74,297
Inventory	64,272	—		(20,030	)(f)	44,242
Prepaid expenses and other current assets	16,511	—				16,511

Total current assets	337,251	66,875		(20,030)		384,096

Property and equipment
Property and equipment	3,480,890	—		(2,589,755)		891,135
Accumulated depreciation	(543,315)	—		543,315		—

Property and equipment, net	2,937,575	—		(2,046,440	)(g)	891,135

Other assets
Other assets	21,963	—		(11,910	)(h)	10,053

Total other assets	21,963	—		(11,910)		10,053

Total assets	$3,296,789	$66,875		$(2,078,380)		$1,285,284

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	$34,547	$—		$—		$34,547
Accrued liabilities	44,307	—		—		44,307
Current maturities of long-term debt	—	1,430	(b)	—		1,430
VDC note payable	62,627	(62,627	)(c)	—		—

Total current liabilities	141,481	(61,197)		—		80,284

Long–term debt	—	818,525	(b)	—		818,525
Other long-term liabilities	30,645	—		(18,148	)(h)	12,497
Liabilities subject to compromise	2,694,456	(2,694,456	)(d)			—
Commitments and contingencies
Shareholders’ equity
Predecessor ordinary shares, $0.001 par value, 50 million shares authorized; one thousand shares issued and outstanding	—	—		—		—
Predecessor additional paid-in capital	595,119	(595,119	)(e)	—		—
Successor ordinary shares, $0.001 par value, 50 million shares authorized; 5,000,053 shares issued and outstanding	—	5	(b)(c)	—		5
Successor additional paid-in capital	—	373,973	(b)(c)	—		373,973
Accumulated deficit	(179,198)	2,239,430	(e)	(2,060,232	)(i)	—

Total VDI shareholders’ equity	415,921	2,018,289		(2,060,232)		373,978
Noncontrolling interests	14,286	(14,286	)(e)	—		—

Total equity	430,207	2,004,003		(2,060,232)		373,978

Total liabilities and equity	$3,296,789	$66,875		$(2,078,380)		$1,285,284

a)	Reflects the net use of cash on the Effective Date from implementation of the Reorganization Plan (in thousands):

Sources:
Net proceeds from 10% Second Lien Notes	$76,125

Total Sources	76,125
Uses:
Repayment of Credit Facility borrowings	(7,000)
Debt issuance costs	(2,250)

Total Uses	(9,250)

Net Sources	$66,875

b)	Represents the issuance of the new debt in connection with the Reorganization Plan: (1) the conversion of the pre-petition revolving credit facility into (i) $143.0 million of the 2016 Term Loan Facility and (ii) $7.0 million of cash; (2) the issuance of $76.1 million of new 10% Second Lien Notes due December 31, 2020 in a rights offering raising net proceeds of approximately $73.9 million after backstop premium and offering costs and (3) issuance of 4,344,959 New Shares of the Company and $750.0 million face value of Convertible Notes.
c)	Reflects the settlement of the VDC Note by issuing 655,094 New Shares in accordance with the Reorganization Plan.
d)	Reflects the settlement of LSTC in accordance with the Reorganization Plan as follows:

(in thousands)
2017 Term Loan	$323,543
2019 Term Loan	341,250
7.5% Senior Notes	1,086,815
7.125% Senior Notes	727,622
Prepetition credit facility	150,000
Accrued interest	65,226

Liabilities subject to compromise of the Predecessor Company	2,694,456
Fair value of equity issued to debtholders	(311,351)
Fair value of Convertible Notes issued to debtholders	(603,080)
Issuance of 2016 Term Loan Facility	(143,000)
Credit Facility settled in cash	(7,000)

Gain on settlement of liabilities subject to compromise (debt forgiveness)	$1,630,025

e)	Reflects the cumulative impact of reorganization adjustments discussed above:

(in thousands)
Gain on settlement of liabilities subject to compromise	$1,630,025
Cancellation of Predecessor company equity	595,119
Acquisition of non-controlling interests	14,286

Net impact to retained earnings (deficit)	$2,239,430

f)	An adjustment of $20.0 million was recorded to inventory to decrease its net book value to estimated fair value. This inventory was part of the original shipyard value and the adjustment is based on the adjustment for the decrease in value for the individual drilling rigs; see (g) below.
g)	An adjustment of $2.0 billion was recorded to decrease the net book value of property and equipment to estimated fair value. The fair value was determined utilizing the income approach for drilling rigs and related rig equipment. The discount ed cash flow method under the income approach estimates the future cash flow that an asset is expected to generate. Future cash flow is converted to a present value equivalent using the estimated Discount Rate. The components of property and equipment, net as of February 10, 2016 and the fair value at February 10, 2016 are summarized in the following table:

	Successor	Predecessor
	February 10, 2016	February 10, 2016
(in thousands)
Drilling rigs	$847,035	$2,863,307
Capital spares	16,422	32,080
Leasehold improvements, office and technology equipment	18,389	18,389
Assets under construction	9,289	23,799

	$891,135	$2,937,575

h)	Represents the adjustments of deferred equipment survey and inspection costs, mobilization costs and mobilization revenue to estimated fair value.
i)	Reflects the cumulative impact of fresh-start adjustments discussed above:

(in thousands)
Property and equipment fair value adjustments	$(2,046,440)
Inventory fair value adjustments	(20,030)
Deferred mobilization expense write-off	(7,654)
Deferred equipment certification write-off	(4,256)
Deferred mobilization revenue write-off	18,148

Net impact to retained earnings (deficit)	$(2,060,232)